Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Practices Regarding Timing of Equity Grants
The Compensation Committee authorizes all equity awards during its regularly scheduled quarterly meeting in February each year. The scheduling of this February meeting is established by the Compensation Committee during a meeting the prior November. By the time the Compensation Committee meets in February, the Company has already announced its year-end earnings and filed its Form 10-K for that period. All agreements for equity grants have the same effective date as the date of the Compensation Committee’s February meeting. While the Company does not maintain a formal policy on the issuance of equity awards, it does not, and has not, coordinated the release of material non-public information (MNPI) to influence the value of executive compensation. Furthermore, the Company believes the current grant timing approach effectively reduces the likelihood of issuing awards while in possession of MNPI.